Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Schedule of estimated useful lives of leasehold improvements and equipment

–	Software	3-4 years
–	Laboratory equipment	5-10 years
–	Office and IT equipment	3-6 years
–	Leasehold improvements	over the term of the lease

Schedule of new standards and interpretations not yet adopted

Standard/interpretation	Effective Date [1]

Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)	January 1, 2024
Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)	January 1, 2024
Lack of Exchangeability (Amendments to IAS 21)	January 1, 2024

[1] Shall apply for periods beginning on or after the date shown in the effective date column.